Note 15 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			5 Months Ended	12 Months Ended		24 Months Ended
	Feb. 13, 2023	May 10, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Aug. 16, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)				0	0
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount				$ 362		$ 362
The 2022 Employee Stock Purchase Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)		66,666
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum		1.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized (in shares)				54,366
Employee Stock Ownership Plan (ESOP), Offering Period (Month)		24 months
Employee Stock Ownership Plan (ESOP), Maximum Contribution Per Purchase Period		$ 15
Employee Stock Ownership Plan (ESOP), Maximum Contribution Per Year		$ 25
Employee Stock Ownership Plan (ESOP), Percent of Share Price		85.00%
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP (in shares)				64,773	0
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP				$ 58
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)				1 year 3 months 29 days
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount				$ 458		$ 458
The 2022 Employee Stock Purchase Plan [Member] | Minimum [Member]
Employee Stock Ownership Plan (ESOP), Contribution Percentage		1.00%
The 2022 Employee Stock Purchase Plan [Member] | Maximum [Member]
Employee Stock Ownership Plan (ESOP), Contribution Percentage		10.00%
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in shares)				652,453	425,703	652,453
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)				901,472
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value				$ 3,596
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)				1 year 11 months 4 days
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount				$ 16,669		$ 16,669
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)				9 months 14 days
The 2014 and 2016 Equity Incentive Plans [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in shares)				58,056		58,056
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)				4 years
The 2014 and 2016 Equity Incentive Plans [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				25.00%
The 2014 and 2016 Equity Incentive Plans [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)				4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)				10 years
The 2021 Equity Incentive Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)							514,681
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum			5.00%	3.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized (in shares)						954,545
The 2021 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)				1 year
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				25.00%
The 2021 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)				3 years
The 2021 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in shares)				1,264,338		1,264,338
The 2023 CEO Inducement Grant Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	233,332
The 2023 CEO Inducement Grant Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in shares)				233,332		233,332
The 2023 CEO Inducement Grant Plan [Member] | Service Based RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	166,666
The 2023 CEO Inducement Grant Plan [Member] | Market Based RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	6 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	66,666
Share Price (in dollars per share)	$ 36